Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CURRENT ASSETS:
Cash	$ 23,142		$ 355,673		$ 82,849
Accounts receivable	68,459		57,953
Due from affiliates	871,344		2,617,873		3,709,772
Prepaid expense and other current assets	9,250		12,221		7,010
TOTAL CURRENT ASSETS	972,195		3,043,720		3,799,631
NON-CURRENT ASSETS:
Cost method investment	6,602,000
Equity method investment	4,598,701
Intangible assets, net	8,667,996		13,616,116
TOTAL NON-CURRENT ASSETS	19,868,697		13,616,116
TOTAL ASSETS	20,840,892		16,659,836		3,799,631
CURRENT LIABILITIES:
Due to affiliates	3,913,816		4,257,792		4,732,977
Accounts payable and accrued liabilities	543,267		380,721		212,406
Series A redeemable preferred stock liability at $10 stated value; 200,000 shares authorized; 25,000 shares issued and outstanding ($250,000 less discount of $1,545) at September 30, 2020					248,455
TOTAL CURRENT LIABILITIES	4,457,083		4,638,513		5,193,838
TOTAL LIABILITIES	4,457,083		4,638,513		5,193,838
COMMITMENTS AND CONTINGENCIES – (Note 13)
Shareholders’ Deficit
Preferred stock value
Common stock, value	36,718		33,203		23,049
Additional paid-in capital	24,652,919		14,474,839		141,057
Accumulated deficit	(8,352,899)		(2,495,159)		(1,558,313)
Accumulated other comprehensive income	47,071		8,440
STOCKHOLDERS’ EQUITY (DEFICIT):
TOTAL STOCKHOLDERS’ EQUITY	16,383,809		12,021,323		(1,394,207)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	20,840,892		$ 16,659,836		$ 3,799,631
Brilliant Acquisition Corp [Member]
CURRENT ASSETS:
Cash	39,734	$ 283,403		$ 712,817
Prepaid expense and other current assets	103,213			14,600
TOTAL CURRENT ASSETS	41,692,620	47,671,090		46,730,470
NON-CURRENT ASSETS:
TOTAL ASSETS	41,692,620	47,671,090		46,730,470
Current liabilities
Accrued offering costs				58,252
Due to related party	670,600	500
Promissory note – related party	2,259,427	1,624,833		243,833
Derivative warrant liabilities	119,096	180,479		247,634
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	112,902	309,597		25,943
TOTAL CURRENT LIABILITIES	3,042,929	1,934,930		328,028
TOTAL LIABILITIES	3,162,025	2,115,409		575,662
COMMITMENTS AND CONTINGENCIES – (Note 13)
Ordinary shares subject to possible redemption	41,549,673	47,387,687		46,000,000
Shareholders’ Deficit
Preferred stock value
Common stock, value	3,880,288	3,880,288		3,880,288
Accumulated deficit	(6,899,366)	(5,712,294)		(3,725,480)
STOCKHOLDERS’ EQUITY (DEFICIT):
TOTAL STOCKHOLDERS’ EQUITY	(3,019,078)	(1,832,006)		154,808
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	41,692,620	47,671,090		46,730,470
ASSETS
Marketable securities held in Trust Account	$ 41,549,673	$ 47,387,687		$ 46,003,053